20. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Non-capital loss carry-forwards	$ 3,959,367	$ 3,170,690
Property and equipment	147,189	139,259
Intangible asset	94,126	90,639
Financing costs	26,469	40,777
Deferred tax assets	4,227,151	3,441,365
Deferred tax asset not recognized	4,227,151	3,441,365
Net deferred tax asset (liability)	$ 0	$ 0